As filed with the Securities and Exchange Commission on February 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS at December 31, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.8%
	Administrative Services: 1.7%
42,500	RCM Technologies, Inc. *	$220,150

	Ambulatory Health Care Services: 7.7%
27,500	MEDTOX Scientific, Inc. *	386,375
100,000	RadNet, Inc. *	213,000
20,000	U.S. Physical Therapy, Inc. *	393,600
		992,975

	Amusement, Gaming & Entertainment: 0.6%
40,000	Lakes Entertainment, Inc. *	75,200

	Chemical Manufacturing: 9.6%
175,000	AVI BioPharma, Inc. *	130,375
70,000	Cardiome Pharma Corp.*	184,100
45,000	Cardiovascular Systems, Inc. *	443,250
55,000	Codexis, Inc.*	291,500
150,000	Dyadic International, Inc.*	145,500
50,000	Oculus Innovative Sciences, Inc. *	52,500
		1,247,225

	Computers & Electronic Manufacturing: 4.8%
40,000	EDAP TMS SA - ADR *	67,600
75,000	Synergetics USA, Inc. *	553,500
		621,100

	Computer Systems Design Services: 30.5%
85,000	Augme Technologies, Inc.*	113,900
80,000	Computer Task Group, Inc. *	1,126,400
35,000	Datalink Corp. *	289,100
22,000	Dynamics Research Corp. *	249,480
60,000	Ebix, Inc. *	1,326,000
20,000	Echo Global Logistics, Inc. *	323,000
30,000	NetScout Systems, Inc. *	528,000
		3,955,880

	Diversified Financial Services: 0.0%+
400,000	Swordfish Financial, Inc. *	1,880

	Educational Services: 0.9%
15,000	Lincoln Educational Services Corp.	118,500

	Electrical Equipment: 3.0%
45,000	Coleman Cable, Inc. *	391,500

	Food Manufacturing: 2.6%
90,000	Inventure Foods, Inc. *	336,600

	Food Services: 3.6%
45,000	Famous Dave's of America, Inc. *	467,100

	Healthcare Manufacturing: 5.6%
125,000	InfuSystem Holdings, Inc. *	198,750
125,000	Uroplasty, Inc. *	531,250
		730,000

	Healthcare Plans: 5.8%
100,000	Metropolitan Health Networks, Inc. *	747,000

	Internet Services: 0.2%
6,350	PFSweb, Inc. *	20,891

	Management Consulting: 5.2%
100,000	Insignia Systems, Inc. *	200,000
60,000	IntegraMed America, Inc. *	471,000
		671,000

	Oil & Gas Services: 1.8%
85,000	Synergy Resources Corp.*	240,550

	Printing Services: 2.9%
40,000	InnerWorkings, Inc. *	372,400

	Retailers: 3.5%
90,000	Appliance Recycling Centers of America, Inc. *	443,700

	Software Services: 7.3%
65,000	Actuate Corp.*	380,900
20,000	ePlus, Inc. *	565,600
		946,500

	Telecommunications: 2.5%
90,000	Broadcast International, Inc. *	48,600
85,000	Multiband Corp. *	274,550
		323,150

	TOTAL COMMON STOCKS
	(Cost $11,090,390)	12,923,301

	SHORT-TERM INVESTMENT: 0.6%
	Money Market Fund: 0.6%
81,198	Invesco Short-Term Prime Portfolio-Institutional Class, 0.097%^	81,198

	TOTAL SHORT-TERM INVESTMENT
	(Cost $81,198)	81,198

	TOTAL INVESTMENTS IN SECURITIES: 100.4%
	(Cost $11,171,588)	13,004,499
	Liabilities in Excess of Other Assets: (0.4%)	(57,957)
	TOTAL NET ASSETS: 100.0%	$12,946,542

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of December 31, 2011.

	The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows:

	Cost of investments	$11,171,588
	Gross unrealized appreciation	4,570,472
	Gross unrealized depreciation	(2,737,561)
	Net unrealized appreciation	$1,832,911

Perkins Discovery Fund
Summary of Fair Value Exposure at December 31, 2011 (Unaudited)
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  These three levels of inputs are:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$12,923,301	$ -	$ -	$12,923,301
Short-Term Investment	81,198	-	-	81,198
Total Investments in Securities	$13,004,499	$ -	$ -	$13,004,499

^ See Schedule of Investments for industry breakouts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   February 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, President

Date   February 22, 2012

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer

Date   February 16, 2012

* Print the name and title of each signing officer under his or her signature.

Perkins Discovery Fund Form N-Q 12.31.11